Nature of Business (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Nature of Business (Details) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Stock offering	$ 12,800,000
Merger Agreement [Member]
Nature of Business (Details) [Line Items]
Common stock, par value	$ 0.0001